Supplemental Consolidated Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Signature Loans [Member]
Other Supplemental Information
Expected LOC Losses	$ 1,562	$ 1,337
Maximum Exposure For LOC Losses	23,845	24,449
Auto title loans [Member]
Other Supplemental Information
Expected LOC Losses	233	362
Maximum Exposure For LOC Losses	$ 6,423	$ 7,197